Schedule III Real Estate Properties and Accumulated Depreciation (Detail) (Predecessor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Land	$ 42.6
Initial Costs, Improvements	244.5
Initial Costs, Equipment	4.5
Cost Capitalized Subsequent to Acquisition, Land	2.0
Cost Capitalized Subsequent to Acquisition, Improvements	493.8
Cost Capitalized Subsequent to Acquisition, Equipment	47.9
Gross Carrying Amount, Land	44.5
Gross Carrying Amount, Improvements	722.5
Gross Carrying Amount, Equipment	52.4
Accumulated Depreciation and Amortization	176.7
Historical Cost, Property
Balance-beginning of period	660.2		498.4	317.6
Disposals	(1.2)		(1.2)	(0.5)
Impairments	(17.1)
Additions (acquisitions and improvements)	241.7		163.0	181.3
Balance, end of period	883.6		660.2	498.4
Accumulated Depreciation, Property
Balance-beginning of period	131.2		94.7	69.0
Disposals	(1.2)		(1.2)	(0.1)
Impairments	(5.3)
Additions (depreciation and amortization expense)	52.0		37.7	25.8
Balance, end of period	176.7		131.2	94.7
West Seventh St., Cincinnati, OH (7th Street) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Land	0.9
Initial Costs, Improvements	42.2
Cost Capitalized Subsequent to Acquisition, Improvements	66.5
Cost Capitalized Subsequent to Acquisition, Equipment	0.8
Gross Carrying Amount, Land	0.9
Gross Carrying Amount, Improvements	108.7
Gross Carrying Amount, Equipment	0.8
Accumulated Depreciation and Amortization	55.9
Acquisition	1999
Parkway Dr., Mason, OH (Mason) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized Subsequent to Acquisition, Improvements	20.2
Cost Capitalized Subsequent to Acquisition, Equipment	0.4
Gross Carrying Amount, Improvements	20.2
Gross Carrying Amount, Equipment	0.4
Accumulated Depreciation and Amortization	8.6
Acquisition	2004
Industrial Rd., Florence, KY (Florence) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	7.7
Cost Capitalized Subsequent to Acquisition, Improvements	39.1
Cost Capitalized Subsequent to Acquisition, Equipment	0.5
Gross Carrying Amount, Improvements	46.8
Gross Carrying Amount, Equipment	0.5
Accumulated Depreciation and Amortization	20.1
Acquisition	2005
Goldcoast Dr., Cincinnati, OH (Goldcoast) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Land	0.6
Cost Capitalized Subsequent to Acquisition, Improvements	6.7
Gross Carrying Amount, Land	0.6
Gross Carrying Amount, Improvements	6.7
Accumulated Depreciation and Amortization	1.5
Acquisition	2007
Knightsbridge Dr., Hamilton, OH (Hamilton) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	9.5
Cost Capitalized Subsequent to Acquisition, Improvements	40.4
Cost Capitalized Subsequent to Acquisition, Equipment	2.1
Gross Carrying Amount, Improvements	49.9
Gross Carrying Amount, Equipment	2.1
Accumulated Depreciation and Amortization	15.3
Acquisition	2007
E. Monroe St., South Bend, IN (Monroe St.) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized Subsequent to Acquisition, Improvements	2.9	[1]
Gross Carrying Amount, Improvements	3.2	[1]
Accumulated Depreciation and Amortization	1.6	[1]
Acquisition	2007	[1]
Bridge St., Grand Rapids, MI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Acquisition	2007	[2]
Springer St., Lombard, IL (Lombard) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	3.2	[3]
Cost Capitalized Subsequent to Acquisition, Improvements	13.7	[3]
Gross Carrying Amount, Improvements	2.6	[3]
Accumulated Depreciation and Amortization	0.2	[3]
Acquisition	2008	[3]
Crescent Circle, South Bend, IN (Blackthorn) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	1.1	[1]
Cost Capitalized Subsequent to Acquisition, Improvements	1.7	[1]
Cost Capitalized Subsequent to Acquisition, Equipment	0.1	[1]
Gross Carrying Amount, Improvements	3.3	[1]
Gross Carrying Amount, Equipment	0.1	[1]
Accumulated Depreciation and Amortization	0.8	[1]
Acquisition	2008	[1]
Kingsview Dr., Lebanon, OH (Lebanon) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Land	4.0
Initial Costs, Improvements	12.3
Cost Capitalized Subsequent to Acquisition, Improvements	58.7
Cost Capitalized Subsequent to Acquisition, Equipment	1.1
Gross Carrying Amount, Land	4.0
Gross Carrying Amount, Improvements	71.0
Gross Carrying Amount, Equipment	1.1
Accumulated Depreciation and Amortization	12.8
Acquisition	2008
McAuley Place, Blue Ash, OH (Blue Ash) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	2.6	[4]
Cost Capitalized Subsequent to Acquisition, Improvements	0.3	[4]
Gross Carrying Amount, Improvements	0.6	[4]
Acquisition	2009	[4]
Westway Park Blvd., Houston, TX (Houston West) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Land	1.4
Initial Costs, Improvements	21.4
Initial Costs, Equipment	0.1
Cost Capitalized Subsequent to Acquisition, Land	2.0
Cost Capitalized Subsequent to Acquisition, Improvements	66.4
Cost Capitalized Subsequent to Acquisition, Equipment	11.9
Gross Carrying Amount, Land	3.3
Gross Carrying Amount, Improvements	87.8
Gross Carrying Amount, Equipment	12.0
Accumulated Depreciation and Amortization	13.7
Acquisition	2010
Southwest Fwy., Houston, TX (Galleria) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	56.0
Initial Costs, Equipment	2.0
Cost Capitalized Subsequent to Acquisition, Improvements	10.0
Cost Capitalized Subsequent to Acquisition, Equipment	4.6
Gross Carrying Amount, Improvements	66.0
Gross Carrying Amount, Equipment	6.6
Accumulated Depreciation and Amortization	14.8
Acquisition	2010
E. Ben White Blvd., Austin, TX (Austin 1) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	11.9
Initial Costs, Equipment	0.2
Cost Capitalized Subsequent to Acquisition, Improvements	10.7
Cost Capitalized Subsequent to Acquisition, Equipment	0.6
Gross Carrying Amount, Improvements	22.6
Gross Carrying Amount, Equipment	0.8
Accumulated Depreciation and Amortization	4.3
Acquisition	2010
S. State Highway 121 Business Lewisville, TX (Lewisville) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	46.2
Initial Costs, Equipment	2.2
Cost Capitalized Subsequent to Acquisition, Improvements	29.8
Cost Capitalized Subsequent to Acquisition, Equipment	7.4
Gross Carrying Amount, Improvements	76.0
Gross Carrying Amount, Equipment	9.6
Accumulated Depreciation and Amortization	18.5
Acquisition	2010
Marsh Lane Carrollton, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized Subsequent to Acquisition, Improvements	0.1
Cost Capitalized Subsequent to Acquisition, Equipment	0.2
Gross Carrying Amount, Improvements	0.1
Gross Carrying Amount, Equipment	0.2
Accumulated Depreciation and Amortization	0.1
Acquisition	2010
Midway Rd., Carrollton, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	1.8
Cost Capitalized Subsequent to Acquisition, Improvements	0.2
Cost Capitalized Subsequent to Acquisition, Equipment	0.3
Gross Carrying Amount, Improvements	2.0
Gross Carrying Amount, Equipment	0.3
Accumulated Depreciation and Amortization	1.8
Acquisition	2010
Frankford Carrollton, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Land	16.1
Cost Capitalized Subsequent to Acquisition, Improvements	34.6
Cost Capitalized Subsequent to Acquisition, Equipment	5.0
Gross Carrying Amount, Land	16.1
Gross Carrying Amount, Improvements	34.6
Gross Carrying Amount, Equipment	5.0
Accumulated Depreciation and Amortization	1.1
Acquisition	2012
Bryan St., Dallas, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	0.1
Gross Carrying Amount, Improvements	0.1
Accumulated Depreciation and Amortization	0.1
Acquisition	2010
North Freeway, Houston, TX (Greenspoint) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized Subsequent to Acquisition, Improvements	1.3
Cost Capitalized Subsequent to Acquisition, Equipment	0.4
Gross Carrying Amount, Improvements	1.3
Gross Carrying Amount, Equipment	0.4
Accumulated Depreciation and Amortization	0.6
Acquisition	2010
South Ellis Street Chandler, AZ (Phoenix) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Land	15.0
Cost Capitalized Subsequent to Acquisition, Improvements	38.7
Cost Capitalized Subsequent to Acquisition, Equipment	6.8
Gross Carrying Amount, Land	15.0
Gross Carrying Amount, Improvements	38.7
Gross Carrying Amount, Equipment	6.8
Accumulated Depreciation and Amortization	0.3
Acquisition	2011
Westover Hills Blvd, San Antonio, TX (San Antonio) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Land	4.6
Initial Costs, Improvements	3.0
Cost Capitalized Subsequent to Acquisition, Improvements	27.8
Cost Capitalized Subsequent to Acquisition, Equipment	4.7
Gross Carrying Amount, Land	4.6
Gross Carrying Amount, Improvements	30.8
Gross Carrying Amount, Equipment	4.7
Accumulated Depreciation and Amortization	1.0
Acquisition	2011
Metropolis Dr., Austin, TX (Austin 2) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized Subsequent to Acquisition, Improvements	22.7
Cost Capitalized Subsequent to Acquisition, Equipment	0.6
Gross Carrying Amount, Improvements	22.7
Gross Carrying Amount, Equipment	0.6
Accumulated Depreciation and Amortization	1.8
Acquisition	2011
Kestral Way (London) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	16.5
Cost Capitalized Subsequent to Acquisition, Improvements	0.6
Cost Capitalized Subsequent to Acquisition, Equipment	0.3
Gross Carrying Amount, Improvements	17.1
Gross Carrying Amount, Equipment	0.3
Accumulated Depreciation and Amortization	0.6
Acquisition	2011
Jurong East (Singapore) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Costs, Improvements	9.0
Cost Capitalized Subsequent to Acquisition, Improvements	0.7
Cost Capitalized Subsequent to Acquisition, Equipment	0.1
Gross Carrying Amount, Improvements	9.7
Gross Carrying Amount, Equipment	0.1
Accumulated Depreciation and Amortization	$ 1.2
Acquisition	2011

[1]	The "Gross Carrying Amount" for this respective asset, reflects an impairment of $0.7 million recorded in 2012.
[2]	This lease expired in January 2012.
[3]	The "Gross Carrying Amount" for this respective asset, reflects an impairment of $13.3 million recorded in 2012.
[4]	The "Gross Carrying Amount" for this respective asset, reflects an impairment of $2.4 million recorded in 2012.